EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 1, 2019 (Accession No. 0001193125-19-259835), to the Prospectus dated May 1, 2019, as supplemented, for the Class IA, IB and K shares of EQ/International Equity Index Portfolio.